GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.17%
$ 796,893	510 Asset Backed Trust(a)(b) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	$ 750,197
	Aaset Trust(a)
	Series 2021-1A Class A
734,350	2.95%, 11/16/2041	621,483
	Series 2021-2A Class A
976,579	2.80%, 01/15/2047	834,183
105,000	Affirm Asset Securitization Trust(a) Series 2021-B Class C 1.40%, 08/17/2026	95,410
	Ally Auto Receivables Trust
	Series 2019-2 Class A3
2,746	2.23%, 01/16/2024	2,743
	Series 2019-4 Class A3
10,751	1.84%, 06/17/2024	10,726
	American Credit Acceptance Receivables Trust(a)
	Series 2019-3 Class D
8,836	2.89%, 09/12/2025	8,811
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	837,188
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	81,568
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,909,011
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,660,130
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,495,378
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,208,365
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	373,099
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	4,984
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	9,822
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	4,879
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	19,054
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	337,377
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	113,436
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	359,995
3,400,000	Apidos XXXVII(a)(c) Series 2021-37A Class B 4.36%, 10/22/2034 3-mo. LIBOR + 1.60%	3,231,812
210,000	Aqua Finance Trust(a) Series 2021-A Class B 2.40%, 07/17/2046	183,103
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,850,000	Ares LXII Ltd(a)(c) Series 2021-62A Class B 4.43%, 01/25/2034 3-mo. LIBOR + 1.65%	$ 3,649,769
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	529,173
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	98,851
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	127,905
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,658,113
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	858,245
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	195,620
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	104,733
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	93,377
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	395,703
575,000	Bain Capital Credit Ltd(a)(c) Series 2020-4A Class C 5.41%, 10/20/2033 3-mo. LIBOR + 2.70%	552,945
1,500,000	Barings Ltd(a)(c) Series 2020-4A Class C 4.86%, 01/20/2032 3-mo. LIBOR + 2.15%	1,422,117
1,585,000	BHG Securitization Trust(a) Series 2022-A Class B 2.70%, 02/20/2035	1,454,387
900,000	BlueMountain Ltd(a)(c) Series 2018-2A Class B 3.11%, 08/15/2031 3-mo. LIBOR + 1.70%	860,714
2,900,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class B 3.18%, 11/20/2034 3-mo. LIBOR + 1.70%	2,741,237
355,000	Brex Commercial Charge Card Master Trust(a) Series 2021-1 Class A 2.09%, 07/15/2024	348,579
82,762	Business Jet Securities LLC(a) Series 2021-1A Class B 2.92%, 04/15/2036	74,580
510,721	CAL Funding IV Ltd(a) Series 2020-1A Class A 2.22%, 09/25/2045	465,189
	Carlyle Global Market Strategies Ltd(a)(c)
	Series 2018-2A Class B
1,200,000	4.56%, 10/15/2031 3-mo. LIBOR + 2.05%	1,117,783
	Series 2021-1A Class B
2,000,000	4.31%, 04/15/2034 3-mo. LIBOR + 1.80%	1,820,862

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-3SA Class A2
$ 2,000,000	4.01%, 04/15/2034 3-mo. LIBOR + 1.50%	$ 1,892,438
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	4,900
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,848
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,908
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	4,809
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,722,204
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	459,340
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	281,358
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
550,000	1.02%, 06/12/2028	525,566
	Series 2021-N4 Class C
300,000	1.72%, 09/11/2028	286,105
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	635,692
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	479,142
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	283,155
172,856	Castlelake Aircraft Structured Trust(a) Series 2017-1R Class A 2.74%, 08/15/2041	153,664
733,081	CLI Funding VIII LLC(a) Series 2021-1A Class A 1.64%, 02/18/2046	653,702
585,000	College Ave Student Loans LLC(a) Series 2021-A Class C 2.92%, 07/25/2051	540,532
	Commonbond Student Loan Trust(a)
	Series 2019-AGS Class B
189,379	3.04%, 01/25/2047	178,936
	Series 2020-1 Class A
45,095	1.69%, 10/25/2051	40,281
	CoreVest American Finance Trust(a)
	Series 2020-2 Class C
590,000	4.60%, 05/15/2052(d)	571,040
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	132,194
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	262,809
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	186,612
Principal Amount		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class C
$ 295,000	2.73%, 11/15/2029	$ 284,311
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	475,627
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	366,565
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	230,692
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,271,327
	DB Master Finance LLC(a)
	Series 2019-1A Class A23
416,230	4.35%, 05/20/2049	401,649
	Series 2021-1A Class A2II
1,034,800	2.49%, 11/20/2051	899,152
230,000	Dell Equipment Finance Trust(a) Series 2020-2 Class D 1.92%, 03/23/2026	224,983
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
189,090	4.12%, 07/25/2047	183,062
	Series 2018-1A Class A2II
385,000	4.33%, 07/25/2048	374,257
	Series 2019-1A Class A2
2,730,000	3.67%, 10/25/2049	2,518,761
	Series 2021-1A Class A2I
1,106,000	2.66%, 04/25/2051	973,873
	Drive Auto Receivables Trust
	Series 2018-3 Class D
682	4.30%, 09/16/2024	682
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	4,946
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,483,255
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	988,026
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	472,074
	Series 2021-2 Class D
3,360,000	1.39%, 03/15/2029	3,128,781
	Dryden Senior Loan Fund(c)
	Series 2017-50A Class B
1,200,000	4.16%, 07/15/2030(a) 3-mo. LIBOR + 1.65%	1,154,686
	Series 2017-50A Class C
955,000	4.76%, 07/15/2030(a) 3-mo. LIBOR + 2.25%	912,219
	Series 2017-54X Class C
2,100,000	4.89%, 10/19/2029 3-mo. LIBOR + 2.15%	1,995,869
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
3,390,000	2.96%, 04/15/2025	3,366,189
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	9,876

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-3A Class C
$ 345,000	1.47%, 06/15/2026	$ 335,845
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	2,952,146
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,772,695
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,520,154
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	725,773
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,399,040
164,358	EDvestinU Private Education Loan Issue No 3 LLC(a) Series 2021-A Class A 1.80%, 11/25/2045	147,817
86,711	Elara HGV Timeshare Issuer LLC(a) Series 2021-A Class C 2.09%, 08/27/2035	79,623
91,362	ELFI Graduate Loan Program LLC(a)(d) Series 2021-A Class B 2.09%, 12/26/2046	82,191
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
20,000	2.58%, 09/15/2025(a)	19,759
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,332,019
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,398,866
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	192,858
	First Investors Auto Owner Trust(a)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	348,714
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	390,509
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	380,221
	FirstKey Homes Trust(a)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	924,669
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	470,718
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	314,915
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	194,275
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	609,369
	Flagship Credit Auto Trust(a)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	82,797
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-4 Class D
$ 10,000	3.12%, 01/15/2026	$ 9,699
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,419
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	182,703
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	240,401
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	284,672
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	430,682
	Series 2021-4 Class C
610,000	1.96%, 12/15/2027	571,078
	Ford Credit Auto Owner Trust
	Series 2019-C Class A3
2,372	1.87%, 03/15/2024	2,365
	Series 2020-B Class A3
18,299	0.56%, 10/15/2024	18,073
	Series 2020-C Class A3
431,639	0.41%, 07/15/2025	422,321
	Series 2021-A Class A3
1,855,000	0.30%, 08/15/2025	1,805,469
	Foursight Capital Automobile Receivables Trust(a)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	496,367
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	338,213
	Freedom Financial Trust(a)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	97,204
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	446,686
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	393,067
	FRTKL Trust(a)
	Series 2021-SFR1 Class E1
165,000	2.37%, 09/17/2038	145,297
	Series 2021-SFR1 Class E2
140,000	2.52%, 09/17/2038	122,871
	GLS Auto Receivables Issuer Trust(a)
	Series 2020-1A Class C
10,000	2.72%, 11/17/2025	9,834
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,207,237
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	500,972
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	714,849
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,662,112

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
$ 4,455	1.75%, 07/16/2024	$ 4,438
	Series 2020-1 Class A3
3,236	1.84%, 09/16/2024	3,222
	Series 2020-4 Class A3
8,563	0.38%, 08/18/2025	8,377
	Series 2021-1 Class A3
586,066	0.35%, 10/16/2025	571,959
	Series 2021-2 Class A3
1,550,000	0.51%, 04/16/2026	1,499,888
297,000	Hardee's Funding LLC(a) Series 2021-1A Class A2 2.87%, 06/20/2051	257,343
	Hertz Vehicle Financing III LLC(a)
	Series 2022-1A Class D
1,344,000	4.85%, 06/25/2026	1,206,440
	Series 2022-3A Class D
1,283,000	6.31%, 03/25/2025	1,227,330
	Home Partners of America Trust(a)
	Series 2021-1 Class E
90,053	2.58%, 09/17/2041	77,205
	Series 2021-2 Class E1
1,291,588	2.85%, 12/17/2026	1,152,042
	Series 2021-2 Class E2
621,332	2.95%, 12/17/2026	547,715
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
61,207	1.83%, 01/18/2024	60,943
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	29,514
	Series 2020-3 Class A3
3,877	0.37%, 10/18/2024	3,803
	Series 2021-1 Class A3
1,075,000	0.27%, 04/21/2025	1,049,839
	HPEFS Equipment Trust(a)
	Series 2021-1A Class D
190,000	1.03%, 03/20/2031	179,958
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	396,194
6,800,000	HPS Loan Management Ltd(a)(c) Series 15A-19 Class A1R 3.83%, 01/22/2035 3-mo. SOFR + 1.32%	6,520,976
	JPMorgan Chase Bank NA(a)
	Series 2021-1 Class D
126,445	1.17%, 09/25/2028	122,157
	Series 2021-3 Class D
179,871	1.01%, 02/26/2029	171,966
2,250,000	KKR Ltd(a)(c) Series 31A Class B 4.21%, 04/20/2034 3-mo. LIBOR + 1.50%	2,109,890
Principal Amount		Fair Value
Non-Agency — (continued)
$ 390,194	Laurel Road Prime Student Loan Trust(a) Series 2020-A Class A2FX 1.40%, 11/25/2050	$ 365,701
999,412	Lunar Structured Aircraft Portfolio Notes(a) Series 2021-1 Class A 2.64%, 10/15/2046	922,239
2,000,000	Madison Park Funding XLVIII Ltd(a)(c) Series 2021-48A Class C 4.74%, 04/19/2033 3-mo. LIBOR + 2.00%	1,886,412
2,500,000	Magnetite XXII Ltd(a)(c) Series 2019-22A Class CR 4.46%, 04/15/2031 3-mo. LIBOR + 1.95%	2,356,740
1,952,571	MAPS Trust(a) Series 2021-1A Class A 2.52%, 06/15/2046	1,713,641
2,250,000	Marathon Ltd(a)(c) Series 2021-16A Class A2 4.21%, 04/15/2034 3-mo. LIBOR + 1.70%	2,112,421
	Marlette Funding Trust(a)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	111,872
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	276,506
455,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	431,737
134,732	Merlin Aviation Holdings Designated Activity Co(a)(b) Series 2016-1 Class A 4.50%, 12/15/2032	108,192
100,000	Mission Lane Credit Card Master Trust(a) Series 2021-A Class B 2.24%, 09/15/2026	96,609
	MVW Owner Trust(a)
	Series 2019-1A Class C
29,551	3.33%, 11/20/2036	28,117
	Series 2021-1WA Class C
776,617	1.94%, 01/22/2041	716,810
	Series 2021-2A Class C
1,355,231	2.23%, 05/20/2039	1,245,000
1,500,000	Myers Park Ltd(a)(c) Series 2018-1A Class C 4.76%, 10/20/2030 3-mo. LIBOR + 2.05%	1,417,540
	Navient Private Education Refi Loan Trust(a)
	Series 2020-HA Class A
65,009	1.31%, 01/15/2069	60,617
	Series 2021-A Class A
387,809	0.84%, 05/15/2069	355,953
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	606,675
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	192,340

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-FA Class B
$ 505,000	2.12%, 02/18/2070	$ 395,218
1,571,562	Navigator Aircraft Ltd(a)(b) Series 2021-1 Class A 2.77%, 11/15/2046	1,418,227
	Nelnet Student Loan Trust(a)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	174,743
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	86,349
	Nissan Auto Receivables Owner Trust
	Series 2019-A Class A3
25,741	2.90%, 10/16/2023	25,745
	Series 2019-C Class A3
1,501	1.93%, 07/15/2024	1,494
	Series 2020-A Class A3
16,313	1.38%, 12/16/2024	16,144
	Series 2020-B Class A3
906,509	0.55%, 07/15/2024	896,591
2,100,000	Octagon Investment Partners Ltd(a)(c) Series 2019-4A Class A1R 2.55%, 05/12/2031 3-mo. LIBOR + 1.15%	2,055,896
2,250,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	2,004,633
	OneMain Financial Issuance Trust(a)
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	256,006
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	193,155
	Series 2020-2A Class A
2,755,000	1.75%, 09/14/2035	2,492,441
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	296,626
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	756,729
577,500	Planet Fitness Master Issuer LLC(a) Series 2018-1A Class A2II 4.67%, 09/05/2048	561,906
330,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class E 3.67%, 02/15/2028	323,726
	Progress Residential Trust(a)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	416,777
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	147,007
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	124,346
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-SFR4 Class E1
$ 100,000	2.41%, 05/17/2038	$ 89,289
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	88,853
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	199,828
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	86,480
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	262,230
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	134,444
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	306,613
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	81,836
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	135,324
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	93,829
100,000	Republic Finance Issuance Trust(a) Series 2021-A Class C 3.53%, 12/22/2031	91,406
325,781	Santander Bank NA(a) Series 2021-1A Class B 1.83%, 12/15/2031	316,303
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
9,229	2.68%, 10/15/2025	9,183
	Series 2020-1 Class C
220,000	4.11%, 12/15/2025	219,825
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	394,059
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	204,910
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	4,850
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	38,490
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,387,817
	Series 2021-2 Class D
1,100,000	1.35%, 07/15/2027	1,036,316
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	968,709
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,489,565

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	SCF Equipment Leasing LLC(a)
	Series 2021-1A Class D
$ 100,000	1.93%, 09/20/2030	$ 91,155
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	336,817
	Sierra Timeshare Receivables Funding LLC(a)
	Series 2019-2A Class C
123,359	3.12%, 05/20/2036	118,321
	Series 2019-3A Class C
82,491	3.00%, 08/20/2036	78,856
	Series 2021-1A Class C
66,311	1.79%, 11/20/2037	61,642
858,032	S-Jets Ltd(a) Series 2017-1 Class A 3.97%, 08/15/2042	719,631
	SMB Private Education Loan Trust(a)
	Series 2020-A Class A2A
733,403	2.23%, 09/15/2037	701,759
	Series 2021-A Class A2A2
579,654	2.73%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	561,439
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	297,507
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	281,881
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	576,546
130,000	SoFi Consumer Loan Program Trust(a) Series 2021-1 Class D 2.04%, 09/25/2030	119,959
100,000	SoFi Professional Loan Program LLC(a)(d) Series 2017-A Class C 4.43%, 03/26/2040	98,395
990,025	Taco Bell Funding LLC(a) Series 2021-1A Class A2II 2.29%, 08/25/2051	838,978
363,533	Textainer Marine Containers VII Ltd(a) Series 2021-1A Class A 1.68%, 02/20/2046	321,551
388,850	TIF Funding II LLC(a) Series 2021-1A Class A 1.65%, 02/20/2046	340,826
	Toyota Auto Receivables Owner Trust
	Series 2019-A Class A3
43,822	2.91%, 07/17/2023	43,805
	Series 2019-D Class A3
7,230	1.92%, 01/16/2024	7,225
	Series 2020-A Class A3
560,561	1.66%, 05/15/2024	557,368
	Series 2020-C Class A3
6,166	0.44%, 10/15/2024	6,074
	Series 2020-D Class A3
7,534	0.35%, 01/15/2025	7,405
Principal Amount		Fair Value
Non-Agency — (continued)
	Tricon American Homes Trust(a)
	Series 2019-SFR1 Class D
$ 5,000	3.20%, 03/17/2038	$ 4,777
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	86,946
	Tricon Residential Trust(a)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	179,206
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	476,895
	VCAT LLC(a)(b)
	Series 2021-NPL1 Class A1
254,372	2.29%, 12/26/2050	244,866
	Series 2021-NPL5 Class A1
1,059,851	1.87%, 08/25/2051	983,350
	Series 2021-NPL6 Class A1
1,391,806	1.92%, 09/25/2051	1,307,138
	Venture Ltd(a)(c)
	Series 2017-28AA Class CR
1,000,000	5.11%, 10/20/2034 3-mo. LIBOR + 2.40%	914,550
	Series 2021-42A Class B
2,250,000	4.06%, 04/15/2034 3-mo. LIBOR + 1.55%	2,090,236
181,672	VOLT XCII LLC(a)(b) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	171,726
480,617	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	453,552
417,975	VOLT XCIV LLC(a)(b) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	398,533
314,487	VOLT XCVI LLC(a)(b) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	298,867
789,158	VOLT XCVII LLC(a)(b) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	748,682
1,000,000	Voya Ltd(a)(c) Series 2019-3A Class CR 4.89%, 10/17/2032 3-mo. LIBOR + 2.15%	937,576
494,883	WAVE Trust(a) Series 2017-1A Class A 3.84%, 11/15/2042	408,278

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Wendy's Funding LLC(a)
	Series 2018-1A Class A2II
$ 167,125	3.88%, 03/15/2048	$ 159,460
	Series 2021-1A Class A2I
524,700	2.37%, 06/15/2051	449,204
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
10,000	2.72%, 11/15/2024	9,935
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	494,371
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	586,602
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	974,683
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	502,262
	Series 2021-3A Class D
1,060,000	2.12%, 01/15/2027	989,815
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,622,804
860,096	Willis Engine Structured Trust VI(a) Series 2021-A Class A 3.10%, 05/15/2046	702,413
1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	930,410
TOTAL ASSET-BACKED SECURITIES — 10.17% (Cost $190,317,906)		$177,333,813
CORPORATE BONDS AND NOTES
Basic Materials — 1.53%
400,000	Alpek SAB de CV(a) 3.25%, 02/25/2031	333,000
	Anglo American Capital PLC(a)
400,000	4.50%, 03/15/2028	391,767
2,415,000	2.63%, 09/10/2030	2,043,055
425,000	2.88%, 03/17/2031	361,017
855,000	Ashland LLC(a) 3.38%, 09/01/2031	730,700
1,350,000	ATI Inc 5.88%, 12/01/2027	1,261,440
	Braskem Netherlands Finance BV(a)
410,000	4.50%, 01/31/2030	374,125
415,000	5.88%, 01/31/2050	361,099
	Celanese US Holdings LLC
660,000	6.33%, 07/15/2029	679,352
490,000	6.38%, 07/15/2032	503,269
	First Quantum Minerals Ltd(a)
4,815,000	7.50%, 04/01/2025	4,794,151
200,000	6.88%, 03/01/2026	192,973
1,790,000	6.88%, 10/15/2027	1,704,975
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,070,000	FMG Resources Pty Ltd(a) 4.38%, 04/01/2031	$ 928,883
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	4,742
1,685,000	4.25%, 03/01/2030	1,579,115
1,695,000	4.63%, 08/01/2030(e)	1,626,183
1,180,000	5.40%, 11/14/2034	1,177,570
	Glencore Funding LLC(a)
5,000	4.00%, 03/27/2027	4,849
10,000	3.88%, 10/27/2027	9,601
35,000	4.88%, 03/12/2029	34,513
3,090,000	2.50%, 09/01/2030(e)	2,566,572
2,010,000	2.85%, 04/27/2031	1,696,622
300,000	2.63%, 09/23/2031	246,267
635,000	Novelis Corp 4.75%, 01/30/2030	587,397
958,000	Orbia Advance Corp SAB de CV(a) 2.88%, 05/11/2031	790,350
	SPCM SA(a)
265,000	3.13%, 03/15/2027	225,913
245,000	3.38%, 03/15/2030	197,159
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,121,600
130,000	Volcan Cia Minera SAA(a) 4.38%, 02/11/2026	113,750
		26,642,009
Communications — 4.91%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,689,163
515,000	Block Communications Inc(a) 4.88%, 03/01/2028	451,912
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(a)	3,022
50,000	5.13%, 05/01/2027(a)	48,973
505,000	4.50%, 08/15/2030(a)	448,905
3,390,000	4.25%, 02/01/2031(a)	2,940,825
140,000	4.75%, 02/01/2032(a)	123,638
290,000	4.50%, 05/01/2032	250,725
2,890,000	4.25%, 01/15/2034(a)	2,387,241
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	664,146
150,000	2.30%, 02/01/2032	119,955
190,000	4.40%, 04/01/2033	176,334
10,000	5.13%, 07/01/2049	8,609
4,130,000	4.80%, 03/01/2050	3,407,975
1,315,000	4.40%, 12/01/2061	978,440
2,235,000	3.95%, 06/30/2062	1,561,994
1,280,000	Clear Channel Worldwide Holdings Inc(a) 5.13%, 08/15/2027	1,183,770
	CommScope Inc(a)
85,000	7.13%, 07/01/2028	70,338
1,780,000	4.75%, 09/01/2029	1,547,674

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 2,805,000	CommScope Technologies LLC(a) 5.00%, 03/15/2027	$ 2,306,229
	CSC Holdings LLC(a)
200,000	5.75%, 01/15/2030	161,506
10,375,000	4.63%, 12/01/2030	7,885,000
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(a)	4,986,725
4,090,000	5.13%, 06/01/2029	2,668,500
	Expedia Group Inc
5,250,000	3.25%, 02/15/2030	4,534,083
485,000	2.95%, 03/15/2031	400,231
1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 3.50%, 03/01/2029	1,495,578
	iHeartCommunications Inc
970,000	8.38%, 05/01/2027	875,716
840,000	5.25%, 08/15/2027(a)	767,928
650,000	4.75%, 01/15/2028(a)	583,944
	Lamar Media Corp
170,000	3.75%, 02/15/2028	159,800
650,000	4.00%, 02/15/2030	598,422
1,291,500	Millicom International Cellular SA(a) 5.13%, 01/15/2028	1,186,372
	Netflix Inc
165,000	4.88%, 04/15/2028	163,825
550,000	5.88%, 11/15/2028	570,570
1,030,000	6.38%, 05/15/2029	1,093,603
175,000	5.38%, 11/15/2029(a)	175,780
3,510,000	4.88%, 06/15/2030(a)(e)	3,462,598
435,000	Nokia OYJ 4.38%, 06/12/2027	428,840
485,000	Sirius XM Radio Inc(a) 5.00%, 08/01/2027	481,008
	SoftBank Group Corp
1,265,000	4.63%, 07/06/2028	1,043,625
340,000	5.25%, 07/06/2031	272,524
235,000	Sprint Capital Corp 6.88%, 11/15/2028	263,787
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,227,520
4,475,000	4.50%, 09/15/2042	3,594,815
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029	400,959
2,155,000	3.38%, 04/15/2029	2,011,886
2,245,000	3.88%, 04/15/2030	2,159,522
2,640,000	3.50%, 04/15/2031	2,441,208
810,000	2.70%, 03/15/2032	706,496
	Uber Technologies Inc(a)
250,000	8.00%, 11/01/2026	254,526
1,195,000	7.50%, 09/15/2027	1,209,937
2,115,000	6.25%, 01/15/2028(e)	2,080,166
11,860,000	4.50%, 08/15/2029(e)	10,600,231
1,485,000	Virgin Media Finance PLC(a) 5.00%, 07/15/2030	1,258,025
		85,575,124
Principal Amount		Fair Value
Consumer, Cyclical — 2.88%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(a)
$ 5,000	5.75%, 04/15/2025(e)	$ 5,063
325,000	3.88%, 01/15/2028	300,563
1,675,000	4.00%, 10/15/2030	1,457,250
1,365,000	7-Eleven Inc(a) 0.80%, 02/10/2024	1,304,721
880,000	Allison Transmission Inc(a) 3.75%, 01/30/2031	760,091
	American Airlines Inc / AAdvantage Loyalty IP Ltd(a)
205,000	5.50%, 04/20/2026	201,615
655,000	5.75%, 04/20/2029	627,163
	American Airlines Pass Through Trust
	Series 2016-1 Class B
4,873	5.25%, 01/15/2024	4,564
	Series 2017-2 Class B
2,978	3.70%, 10/15/2025	2,656
	Series 2016-3 Class B
18,068	3.75%, 10/15/2025	15,800
	Series 2019-1 Class B
20,262	3.85%, 02/15/2028	17,254
	Series 2016-3 Class A
141,898	3.25%, 10/15/2028	118,046
	Series 2017-2 Class A
3,918	3.60%, 10/15/2029	3,456
1,530,000	American Honda Finance Corp 0.55%, 07/12/2024	1,451,148
40,000	AutoNation Inc 4.75%, 06/01/2030	38,649
10,000	AutoZone Inc 3.63%, 04/15/2025	9,958
3,918	British Airways Pass Through Trust(a) Series 2019-1 Class A 3.35%, 06/15/2029	3,307
	Carnival Corp(a)
1,260,000	5.75%, 03/01/2027	1,009,959
1,050,000	6.00%, 05/01/2029	808,332
	Ford Motor Co
870,000	9.00%, 04/22/2025	963,795
3,150,000	3.25%, 02/12/2032	2,630,250
200,000	Ford Motor Credit Co LLC 3.63%, 06/17/2031	169,632
	General Motors Co
295,000	5.20%, 04/01/2045	255,230
1,345,000	5.40%, 04/01/2048	1,208,722
2,200,000	5.95%, 04/01/2049(e)	2,104,604
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(f)	56,850
35,000	5.75%, Perpetual(f)	31,364
585,000	1.05%, 03/08/2024	557,678
1,010,000	Genm Capital Labuan Ltd(a) 3.88%, 04/19/2031	773,449

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,120,000	Goodyear Tire & Rubber Co(e) 4.88%, 03/15/2027	$ 2,016,144
	Hilton Domestic Operating Co Inc(a)
1,305,000	4.00%, 05/01/2031	1,171,420
110,000	3.63%, 02/15/2032	94,875
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a)
500,000	5.00%, 06/01/2029	442,413
535,000	4.88%, 07/01/2031	449,400
1,429,424	JetBlue Pass Through Trust(e) Series 2020-1 Class A 4.00%, 11/15/2032	1,354,695
5,000	Lennar Corp 4.75%, 11/29/2027	5,046
365,000	Lithia Motors Inc(a) 3.88%, 06/01/2029	324,760
	Magallanes Inc(a)
595,000	4.05%, 03/15/2029	566,294
915,000	4.28%, 03/15/2032	853,942
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,216
175,000	4.63%, 06/15/2030	171,248
1,310,000	2.85%, 04/15/2031	1,126,576
715,000	Marriott Ownership Resorts Inc(a) 4.50%, 06/15/2029	620,699
165,000	Murphy Oil USA Inc(a) 3.75%, 02/15/2031	150,549
	NCL Corp Ltd(a)
885,000	5.88%, 03/15/2026	721,779
930,000	5.88%, 02/15/2027	854,670
515,000	NCL Finance Ltd(a) 6.13%, 03/15/2028	398,110
325,000	Penn National Gaming Inc(a) 4.13%, 07/01/2029	270,465
230,000	PulteGroup Inc 6.00%, 02/15/2035	235,359
	Royal Caribbean Cruises Ltd(a)
220,000	4.25%, 07/01/2026	172,689
1,805,000	5.50%, 04/01/2028	1,352,468
	Scientific Games International Inc(a)
1,735,000	7.00%, 05/15/2028	1,764,859
35,000	7.25%, 11/15/2029(e)	35,613
390,000	Tapestry Inc 3.05%, 03/15/2032	326,454
3,240,000	Target Corp 2.25%, 04/15/2025	3,171,253
	Toyota Motor Credit Corp
3,745,000	0.50%, 08/14/2023	3,642,928
1,470,000	0.50%, 06/18/2024	1,396,332
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(a)	122,042
65,000	6.00%, 04/01/2027	64,779
2,260,000	4.50%, 12/01/2029(a)	1,945,770
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 875,000	4.63%, 03/01/2030(a)	$ 716,815
645,000	4.63%, 03/01/2030	528,395
163,180	United Airlines Pass Through Trust Series 2020-1 Class B 4.88%, 01/15/2026	152,573
3,460,000	Volkswagen Group of America Finance LLC(a) 0.88%, 11/22/2023	3,330,549
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(a)	1,006,434
1,105,000	3.63%, 03/15/2031	999,992
680,000	4.63%, 01/31/2032	646,286
		50,101,060
Consumer, Non-Cyclical — 2.79%
1,275,000	Adani Ports & Special Economic Zone Ltd(a) 4.20%, 08/04/2027	1,177,080
470,000	Ashtead Capital Inc(a) 4.25%, 11/01/2029	431,124
1,400,000	Avantor Funding Inc(a) 3.88%, 11/01/2029	1,288,728
	Bausch Health Cos Inc(a)
130,000	7.00%, 01/15/2028	71,972
660,000	5.00%, 01/30/2028	351,450
335,000	4.88%, 06/01/2028	266,744
70,000	5.00%, 02/15/2029	35,447
80,000	6.25%, 02/15/2029	42,697
470,000	5.25%, 01/30/2030	241,505
1,535,000	5.25%, 02/15/2031	786,994
530,000	Block Inc 3.50%, 06/01/2031	458,450
230,000	Catalent Pharma Solutions Inc(a) 3.13%, 02/15/2029	203,838
	Centene Corp
380,000	3.00%, 10/15/2030	339,165
3,900,000	2.50%, 03/01/2031	3,345,849
1,030,000	2.63%, 08/01/2031	878,321
	Charles River Laboratories International Inc(a)
155,000	3.75%, 03/15/2029	143,031
610,000	4.00%, 03/15/2031	558,099
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,760,429
	CVS Pass Through Trust(a)
	Series 2013
794,514	4.70%, 01/10/2036	779,560
	Series 2014
277,277	4.16%, 08/11/2036(e)	263,380
140,000	Darling Ingredients Inc(a) 6.00%, 06/15/2030	144,792
215,000	Element Fleet Management Corp(a) 1.60%, 04/06/2024	205,295
40,000	Encompass Health Corp 4.75%, 02/01/2030	36,894
	Gartner Inc(a)
140,000	3.63%, 06/15/2029	127,847

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 895,000	3.75%, 10/01/2030	$ 822,075
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,648,856
	HCA Inc
1,850,000	4.13%, 06/15/2029	1,780,372
1,675,000	3.50%, 09/01/2030	1,528,421
1,810,000	Hologic Inc(a) 3.25%, 02/15/2029	1,640,285
200,000	Jazz Securities Designated Activity Co(a) 4.38%, 01/15/2029	192,570
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a)
660,000	3.00%, 02/02/2029	568,149
435,000	3.75%, 12/01/2031	366,195
40,000	Lamb Weston Holdings Inc(a) 4.88%, 05/15/2028	38,970
790,000	Molina Healthcare Inc(a) 3.88%, 05/15/2032	725,836
1,310,000	Natura Cosmeticos SA(a) 4.13%, 05/03/2028	1,110,330
1,250,000	NBM US Holdings Inc(a) 7.00%, 05/14/2026	1,254,931
1,590,000	PepsiCo Inc 0.40%, 10/07/2023	1,542,786
	Pilgrim's Pride Corp(a)
265,000	5.88%, 09/30/2027	265,000
630,000	4.25%, 04/15/2031	564,637
1,905,000	3.50%, 03/01/2032	1,608,534
	Post Holdings Inc
2,000	5.75%, 03/01/2027(a)	1,995
14,000	5.75%, 03/01/2027	13,965
635,000	4.63%, 04/15/2030(a)	569,443
910,000	4.50%, 09/15/2031(a)	807,625
1,000,000	S&P Global Inc(a) 4.25%, 05/01/2029	1,021,750
1,020,000	Smithfield Foods Inc(a) 3.00%, 10/15/2030	858,168
	Tenet Healthcare Corp(a)
5,000	4.88%, 01/01/2026	4,925
560,000	6.25%, 02/01/2027	566,535
645,000	4.63%, 06/15/2028	608,646
90,000	6.13%, 10/01/2028	87,750
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	114,375
	Teva Pharmaceutical Finance Netherlands III BV
6,045,000	3.15%, 10/01/2026	5,457,124
575,000	4.75%, 05/09/2027	551,281
275,000	5.13%, 05/09/2029(e)	252,290
3,420,000	4.10%, 10/01/2046	2,407,506
1,445,000	TriNet Group Inc(a) 3.50%, 03/01/2029	1,266,181
1,300,000	Unilever Capital Corp 2.60%, 05/05/2024	1,286,920
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,055
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,325,000	4.00%, 07/15/2030	$ 1,219,000
		48,697,172
Energy — 2.07%
	Aker BP ASA(a)
835,000	2.00%, 07/15/2026	759,881
3,075,000	4.00%, 01/15/2031	2,861,927
605,000	3.10%, 07/15/2031	521,948
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	15,255
1,075,000	3.70%, 11/15/2029	1,006,701
	Continental Resources Inc(a)
4,770,000	5.75%, 01/15/2031	4,703,268
3,170,000	2.88%, 04/01/2032	2,584,596
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	215,414
2,000,000	3.25%, 02/15/2032	1,722,940
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	307,603
855,000	Ecopetrol SA 4.63%, 11/02/2031	703,237
	Energean Israel Finance Ltd(a)
480,000	5.38%, 03/30/2028	422,928
625,000	5.88%, 03/30/2031	531,562
1,085,000	Energy Transfer LP 3.75%, 05/15/2030	1,007,692
	EnLink Midstream Partners LP
25,000	4.15%, 06/01/2025	24,580
445,000	5.45%, 06/01/2047	339,127
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,162,424
	EQT Corp
220,000	3.13%, 05/15/2026(a)	211,249
2,305,000	3.90%, 10/01/2027	2,242,396
540,000	5.00%, 01/15/2029	533,795
940,000	3.63%, 05/15/2031(a)	860,495
725,000	Exxon Mobil Corp 1.90%, 08/16/2022	724,835
	Hess Midstream Operations LP(a)
590,000	5.63%, 02/15/2026	587,787
265,000	4.25%, 02/15/2030	236,067
925,000	Leviathan Bond Ltd(a) 6.13%, 06/30/2025	907,887
165,000	NGPL PipeCo LLC(a) 4.88%, 08/15/2027	165,320
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	138,713
910,000	8.88%, 07/15/2030	1,089,725
80,000	6.63%, 09/01/2030	88,752
85,000	6.13%, 01/01/2031	91,093
40,000	7.50%, 05/01/2031	46,381
790,000	7.88%, 09/15/2031	914,425
	Ovintiv Inc
125,000	8.13%, 09/15/2030	144,185

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 30,000	7.20%, 11/01/2031	$ 33,238
170,000	7.38%, 11/01/2031	191,394
1,515,000	6.50%, 08/15/2034	1,628,871
470,000	6.63%, 08/15/2037	499,084
45,000	6.50%, 02/01/2038	46,479
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	58,219
	Plains All American Pipeline LP / PAA Finance Corp
650,000	3.55%, 12/15/2029	587,773
585,000	4.30%, 01/31/2043	452,198
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	806,021
215,000	Southwestern Energy Co 4.75%, 02/01/2032	200,488
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	266,876
270,000	4.88%, 02/01/2031	253,820
225,000	4.00%, 01/15/2032	200,808
1,475,000	Valero Energy Partners LP 4.50%, 03/15/2028	1,484,788
	Western Midstream Operating LP
255,000	4.30%, 02/01/2030	238,479
125,000	5.45%, 04/01/2044	111,873
850,000	5.30%, 03/01/2048	745,400
95,000	5.50%, 08/15/2048	82,821
335,000	5.50%, 02/01/2050	299,693
		36,062,511
Financial — 10.46%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,753,434
930,000	3.00%, 10/29/2028	816,100
1,165,000	3.30%, 01/30/2032	978,437
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	250,103
1,320,000	AIG Global Funding(a) 0.65%, 06/17/2024	1,249,064
	Air Lease Corp
825,000	4.65%, Perpetual(f)	722,000
10,000	3.38%, 07/01/2025	9,642
825,000	3.00%, 02/01/2030	695,032
3,935,000	3.13%, 12/01/2030	3,316,728
	Aircastle Ltd
345,000	5.25%, Perpetual(a)(f)	275,046
20,000	4.25%, 06/15/2026	18,762
	Ally Financial Inc
3,570,000	4.70%, Perpetual(f)	2,878,612
5,000	3.88%, 05/21/2024	4,981
225,000	4.63%, 03/30/2025	226,176
Principal Amount		Fair Value
Financial — (continued)
$ 1,360,000	5.80%, 05/01/2025	$ 1,407,739
2,375,000	5.75%, 11/20/2025	2,405,210
615,000	2.20%, 11/02/2028	523,101
2,970,000	8.00%, 11/01/2031	3,359,574
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	152,464
	Antares Holdings LP(a)
260,000	3.95%, 07/15/2026	229,391
1,385,000	2.75%, 01/15/2027	1,141,322
2,160,000	3.75%, 07/15/2027	1,852,583
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	980,858
1,800,000	3.20%, 11/15/2031(e)	1,395,695
	Athene Global Funding(a)
3,360,000	1.72%, 01/07/2025	3,148,565
980,000	1.61%, 06/29/2026	866,818
230,000	2.55%, 11/19/2030	191,067
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,543,770
	Aviation Capital Group LLC(a)
450,000	5.50%, 12/15/2024	446,502
240,000	1.95%, 01/30/2026	209,893
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a) 5.38%, 04/17/2025	229,500
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,125,710
1,200,000	2.75%, 12/03/2030	966,229
	Bank of America Corp
75,000	3.00%, 12/20/2023	74,801
2,590,000	0.52%, 06/14/2024	2,512,391
295,000	0.81%, 10/24/2024	283,182
3,975,000	4.18%, 11/25/2027	3,963,863
	Barclays PLC
1,240,000	4.38%, Perpetual(f)	1,007,872
3,000,000	2.28%, 11/24/2027	2,686,500
2,555,000	3.56%, 09/23/2035	2,120,462
1,010,000	Barings BDC Inc(a) 3.30%, 11/23/2026	879,748
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,313,196
	BNP Paribas SA(a)
2,370,000	1.68%, 06/30/2027	2,118,184
2,035,000	2.59%, 01/20/2028	1,851,050
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	52,248
25,000	4.13%, 05/15/2029	23,622
1,795,000	4.05%, 07/01/2030	1,660,722
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	82,600
615,000	7.25%, 07/16/2024	173,280
200,000	7.25%, 08/13/2024	58,000
205,000	7.50%, 07/14/2025	56,093

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	$ 150,452
	Citigroup Inc
2,030,000	3.50%, 05/15/2023	2,032,257
4,230,000	2.01%, 01/25/2026	4,013,917
3,340,000	3.07%, 02/24/2028	3,171,697
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	152,606
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	118,480
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	177,000
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	2,881,262
945,000	Credit Suisse AG 3.70%, 02/21/2025	931,616
3,010,000	Crown Castle Inc REIT 2.50%, 07/15/2031	2,578,176
355,000	Danske Bank A/S(a) 5.38%, 01/12/2024	359,910
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,782,557
745,000	3.55%, 09/18/2031	641,200
2,855,000	3.73%, 01/14/2032	2,224,216
200,000	3.74%, 01/07/2033	152,244
395,000	EPR Properties REIT 3.60%, 11/15/2031	324,821
2,400,000	Equinix Inc REIT 1.45%, 05/15/2026	2,185,504
20,000	Fidelity & Guaranty Life Holdings Inc(a) 5.50%, 05/01/2025	20,528
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,123,293
	FS KKR Capital Corp
565,000	3.40%, 01/15/2026	514,573
1,110,000	3.13%, 10/12/2028	911,660
960,000	Global Atlantic Finance Co(a) 4.40%, 10/15/2029	883,113
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	525,472
	Goldman Sachs Group Inc
2,895,000	0.63%, 11/17/2023	2,867,645
2,580,000	0.66%, 09/10/2024	2,478,993
4,255,000	1.76%, 01/24/2025	4,103,800
13,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	12,804
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	9,812
10,000	6.25%, 05/15/2026	9,942
1,315,000	5.25%, 05/15/2027	1,262,295
3,175,000	4.38%, 02/01/2029	2,857,198
215,000	Intesa Sanpaolo SpA(a) 4.20%, 06/01/2032	164,344
	Iron Mountain Inc REIT(a)
430,000	5.00%, 07/15/2028	408,956
Principal Amount		Fair Value
Financial — (continued)
$ 2,195,000	5.25%, 07/15/2030	$ 2,053,488
	JPMorgan Chase & Co
1,340,000	1.58%, 04/22/2027	1,217,187
4,115,000	2.95%, 02/24/2028	3,891,014
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	216,949
400,000	10.50%, 01/15/2025	40,325
2,310,000	11.25%, 04/16/2025	226,335
200,000	9.95%, 07/23/2025	19,975
200,000	11.70%, 11/11/2025	19,000
200,000	11.65%, 06/01/2026	19,588
2,585,000	KeyBank NA 0.43%, 06/14/2024	2,514,623
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,019
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(a)
310,000	5.25%, 10/01/2025	293,015
895,000	4.25%, 02/01/2027	797,866
	Logan Group Co Ltd
605,000	4.25%, 07/12/2025	69,111
405,000	4.85%, 12/14/2026	45,249
	Morgan Stanley
1,910,000	0.53%, 01/25/2024	1,879,098
2,755,000	0.79%, 01/22/2025	2,619,226
4,370,000	2.63%, 02/18/2026	4,209,828
2,379,000	4.35%, 09/08/2026	2,398,482
2,815,000	2.48%, 01/21/2028	2,621,699
360,000	Nasdaq Inc 0.45%, 12/21/2022	355,720
1,140,000	National Securities Clearing Corp(a) 0.40%, 12/07/2023	1,096,476
1,360,000	Nationstar Mortgage Holdings Inc(a) 5.75%, 11/15/2031	1,137,300
1,580,000	Nationwide Building Society(a) 0.55%, 01/22/2024	1,507,283
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,141,319
845,000	5.52%, 09/30/2028	866,215
	Navient Corp
57,000	7.25%, 09/25/2023	57,767
2,210,000	5.00%, 03/15/2027	1,997,641
825,000	5.63%, 08/01/2033	640,112
1,840,000	New York Life Global Funding(a) 0.85%, 01/15/2026	1,682,803
575,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	502,727
	OneMain Finance Corp
1,330,000	5.38%, 11/15/2029	1,130,947
915,000	4.00%, 09/15/2030	718,275
	Owl Rock Capital Corp
753,000	2.63%, 01/15/2027	639,302

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,425,000	2.88%, 06/11/2028	$ 1,165,262
1,345,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,151,748
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,974
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	107,157
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
3,565,000	2.88%, 10/15/2026(a)	3,148,394
220,000	3.63%, 03/01/2029(a)	188,100
220,000	3.63%, 03/01/2029	188,100
5,590,000	3.88%, 03/01/2031(a)	4,603,261
4,780,000	4.00%, 10/15/2033(a)	3,862,312
350,000	Royal Bank of Canada(e) 0.50%, 10/26/2023	338,778
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	14,843
1,255,000	3.24%, 10/05/2026	1,190,209
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029	2,047,500
	Shimao Group Holdings Ltd(g)
200,000	6.13%, 02/21/2024	17,442
1,300,000	5.60%, 07/15/2026	120,250
200,000	5.20%, 01/16/2027	16,541
410,000	3.45%, 01/11/2031	30,955
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	156,033
5,000	Sirius International Group Ltd(a) 4.60%, 11/01/2026	4,350
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	397,293
	Societe Generale SA(a)
670,000	4.75%, 11/24/2025	665,040
2,385,000	3.65%, 07/08/2035	1,993,155
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	13,314
	Standard Chartered PLC(a)
810,000	4.64%, 04/01/2031	787,978
3,375,000	3.27%, 02/18/2036	2,740,547
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,500,414
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	282,105
	Sunac China Holdings Ltd(g)
200,000	5.95%, 04/26/2024	18,800
580,000	6.50%, 01/10/2025	65,250
790,000	7.00%, 07/09/2025	86,900
410,000	6.50%, 01/26/2026	45,121
Principal Amount		Fair Value
Financial — (continued)
$ 2,590,000	Svenska Handelsbanken AB(a) 0.55%, 06/11/2024	$ 2,446,592
205,000	Synchrony Financial 4.38%, 03/19/2024	204,589
	Times China Holdings Ltd
810,000	6.20%, 03/22/2026(g)	72,900
200,000	5.75%, 01/14/2027	18,455
1,790,000	Toronto-Dominion Bank 0.25%, 01/06/2023	1,769,574
	UniCredit SpA(a)
210,000	1.98%, 06/03/2027	181,992
625,000	5.86%, 06/19/2032	559,113
200,000	5.46%, 06/30/2035	164,199
2,145,000	US Bancorp 2.22%, 01/27/2028	2,003,599
	VICI Properties LP / VICI Note Co Inc REIT(a)
745,000	5.63%, 05/01/2024	745,335
915,000	4.63%, 06/15/2025	888,097
1,055,000	4.50%, 09/01/2026	1,006,903
1,275,000	4.25%, 12/01/2026	1,198,317
890,000	3.88%, 02/15/2029	812,561
195,000	Welltower Inc REIT 4.25%, 04/01/2026	196,235
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	37,500
310,000	8.30%, 05/27/2025	17,902
205,000	7.85%, 08/12/2026	14,200
400,000	6.35%, 01/13/2027	28,092
		182,297,510
Industrial — 2.10%
	Avnet Inc
1,420,000	4.63%, 04/15/2026	1,436,856
410,000	5.50%, 06/01/2032	409,986
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,769,185
5,000	2.25%, 06/15/2026	4,617
4,285,000	2.95%, 02/01/2030	3,746,773
150,000	5.15%, 05/01/2030	151,414
235,000	3.63%, 02/01/2031	215,542
5,000	3.38%, 06/15/2046(e)	3,596
5,000	3.63%, 03/01/2048	3,568
3,210,000	3.75%, 02/01/2050	2,430,399
10,000	5.81%, 05/01/2050	9,934
	Caterpillar Financial Services Corp
3,750,000	0.45%, 09/14/2023	3,644,662
3,105,000	0.95%, 01/10/2024	3,015,245
1,130,000	0.45%, 05/17/2024	1,078,817
	Cemex SAB de CV(a)
1,295,000	5.13%, Perpetual(f)	1,081,325
905,000	5.20%, 09/17/2030	814,500
2,895,000	3.88%, 07/11/2031	2,323,238
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	4,976

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,260,000	5.40%, 02/01/2027	$ 1,231,272
1,046,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	1,032,440
200,000	GMR Hyderabad International Airport Ltd(a) 4.25%, 10/27/2027	164,760
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	4,945
910,000	IHS Holding Ltd(a) 5.63%, 11/29/2026	754,972
	Jabil Inc
660,000	1.70%, 04/15/2026	599,719
2,625,000	3.00%, 01/15/2031	2,267,320
	JELD-WEN Inc(a)
100,000	4.63%, 12/15/2025	92,250
1,320,000	4.88%, 12/15/2027	1,092,300
	John Deere Capital Corp
760,000	0.90%, 01/10/2024	736,447
1,255,000	0.45%, 06/07/2024	1,196,873
1,180,000	1.25%, 01/10/2025	1,128,226
405,000	Sensata Technologies BV(a) 4.00%, 04/15/2029	368,267
790,000	Sensata Technologies Inc(a) 3.75%, 02/15/2031	686,419
675,000	Spirit AeroSystems Inc(e) 4.60%, 06/15/2028	564,128
1,215,000	TD SYNNEX Corp 1.75%, 08/09/2026	1,086,957
540,000	TopBuild Corp(a) 4.13%, 02/15/2032	469,853
905,000	TransDigm Inc(a) 6.25%, 03/15/2026	909,353
		36,531,134
Technology — 1.61%
	Broadcom Inc
1,110,000	4.15%, 11/15/2030	1,053,146
820,000	2.60%, 02/15/2033(a)	662,858
1,070,000	3.19%, 11/15/2036(a)	857,066
	CDW LLC / CDW Finance Corp
605,000	2.67%, 12/01/2026	550,659
165,000	4.25%, 04/01/2028	152,199
700,000	3.25%, 02/15/2029	601,986
2,860,000	3.57%, 12/01/2031	2,433,277
2,615,000	Entegris Escrow Corp(a) 4.75%, 04/15/2029	2,517,774
1,010,000	Fidelity National Information Services Inc 5.10%, 07/15/2032	1,048,999
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	485,996
465,000	2.95%, 04/15/2031	401,276
	Microchip Technology Inc
310,000	4.33%, 06/01/2023	311,191
840,000	0.98%, 09/01/2024	787,685
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,124
Principal Amount		Fair Value
Technology — (continued)
$ 3,760,000	4.66%, 02/15/2030	$ 3,688,377
325,000	MSCI Inc(a) 3.25%, 08/15/2033	281,557
2,345,000	NVIDIA Corp 0.58%, 06/14/2024	2,235,833
	NXP BV / NXP Funding LLC / NXP USA Inc
15,000	3.15%, 05/01/2027	14,269
290,000	4.40%, 06/01/2027	290,828
1,320,000	Open Text Holdings Inc(a) 4.13%, 02/15/2030	1,219,938
2,060,000	Oracle Corp 3.95%, 03/25/2051	1,595,492
950,000	Qorvo Inc(a) 3.38%, 04/01/2031	780,815
2,710,000	Salesforce Inc 0.63%, 07/15/2024	2,590,255
	Seagate HDD Cayman
220,000	4.09%, 06/01/2029	199,972
135,000	3.38%, 07/15/2031	108,477
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	126,919
335,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	329,982
	Western Digital Corp
1,295,000	4.75%, 02/15/2026	1,276,053
1,695,000	2.85%, 02/01/2029	1,430,156
120,000	3.10%, 02/01/2032	94,982
		28,133,141
Utilities — 0.52%
	AES Corp
605,000	3.95%, 07/15/2030(a)	563,436
255,000	2.45%, 01/15/2031	215,542
	Calpine Corp(a)
455,000	5.13%, 03/15/2028(e)	427,973
3,745,000	3.75%, 03/01/2031	3,324,343
285,000	Edison International 4.95%, 04/15/2025	288,944
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,762
	NRG Energy Inc(a)
395,000	4.45%, 06/15/2029	363,087
490,000	5.25%, 06/15/2029	459,375
2,070,000	3.63%, 02/15/2031	1,733,841
	Pacific Gas & Electric Co
525,000	5.45%, 06/15/2027	521,011
100,000	3.25%, 06/01/2031	83,697
1,130,000	4.30%, 03/15/2045	844,842
210,000	4.25%, 03/15/2046	156,236
180,000	3.50%, 08/01/2050	127,281
10,000	Vistra Operations Co LLC(a) 3.70%, 01/30/2027	9,386
		9,123,756
TOTAL CORPORATE BONDS AND NOTES — 28.87% (Cost $575,762,322)		$503,163,417

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Communications — 0.59%
$ 25,000	Cable One Inc(h) 4.60%, 03/15/2026	$ 21,425
	DISH Network Corp
2,330,000	12.22%, 12/15/2025(h)	1,649,407
6,130,000	3.38%, 08/15/2026	4,361,768
1,245,000	Snap Inc(h) 8.80%, 05/01/2027	877,725
1,115,000	Spotify USA Inc(h) 6.17%, 03/15/2026	910,955
370,000	Twitter Inc(h) 2.35%, 03/15/2026	340,955
2,615,000	Uber Technologies Inc(h) 6.05%, 12/15/2025	2,171,534
		10,333,769
Consumer, Cyclical — 0.26%
415,000	JetBlue Airways Corp 0.50%, 04/01/2026	295,895
1,985,000	NCL Corp Ltd(a) 1.13%, 02/15/2027	1,350,792
115,000	Peloton Interactive Inc(h) 15.03%, 02/15/2026	75,037
330,000	Penn National Gaming Inc 2.75%, 05/15/2026	544,203
1,735,000	Southwest Airlines Co 1.25%, 05/01/2025	2,193,907
		4,459,834
Consumer, Non-Cyclical — 0.44%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024	869,565
3,080,000	1.25%, 05/15/2027(e)	3,093,528
120,000	Guardant Health Inc(e)(h) 8.02%, 11/15/2027	84,225
570,000	Ionis Pharmaceuticals Inc(h) 1.91%, 04/01/2026	532,594
675,000	Livongo Health Inc 0.88%, 06/01/2025	580,142
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	2,573,226
		7,733,280
Technology — 0.12%
70,000	Bentley Systems Inc 0.38%, 07/01/2027	57,470
995,000	RingCentral Inc(h) 8.95%, 03/15/2026	751,225
675,000	Splunk Inc 1.13%, 06/15/2027	578,813
895,000	Unity Software Inc(a)(h) 7.95%, 11/15/2026	667,117
		2,054,625
TOTAL CONVERTIBLE BONDS — 1.41% (Cost $28,985,375)		$24,581,508
Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 3,475,000	European Investment Bank 0.25%, 09/15/2023	$ 3,368,770
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,384,691
65,000	Province of Quebec Canada(e) 0.60%, 07/23/2025	60,496
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.39% (Cost $7,005,544)		$6,813,957
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.82%
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	654,345
1,645,000	BBSG Mortgage Trust(a) Series 2016-MRP Class A 3.28%, 06/05/2036	1,518,457
161,371	BB-UBS Trust(a) Series 2012-TFT Class A 2.89%, 06/05/2030	157,259
1,090,000	BINOM Securitization Trust(a)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	1,004,908
1,185,000	BPR Trust(a)(c) Series 2021-NRD Class F 8.97%, 12/15/2023 1-mo. SOFR + 6.87%	1,113,791
1,910,000	BX Commercial Mortgage Trust(a)(c) Series 2022-AHP Class B 3.80%, 01/17/2039 1-mo. SOFR + 1.84%	1,836,680
739,250	CIM Trust(a)(b) Series 2021-NR2 Class A1 2.57%, 07/25/2059	704,399
405,000	COMM Mortgage Trust(a) Series 2012-CR3 Class AM 3.42%, 10/15/2045	402,975
105,000	Commercial Mortgage Pass Through Certificates(a) Series 2012-LTRT Class A2 3.40%, 10/05/2030	98,700
1,040,000	CoreVest American Finance Trust(a)(b) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	958,982
	Credit Suisse Mortgage Trust(a)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	554,811
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	89,220

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2014-USA Class D
$ 200,000	4.37%, 09/15/2037	$ 168,822
	Series 2021-RPL1 Class A1
340,672	1.67%, 09/27/2060(d)	322,782
	Series 2021-RPL4 Class A1
1,010,095	1.80%, 12/27/2060(d)	951,621
	Extended Stay America Trust(a)(c)
	Series 2021-ESH Class C
407,492	3.70%, 07/15/2038 1-mo. LIBOR + 1.70%	395,195
	Series 2021-ESH Class D
203,746	4.25%, 07/15/2038 1-mo. LIBOR + 2.25%	196,822
439,984	GCAT Trust(a)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	422,894
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
460,000	3.60%, 04/10/2031(a)(d)	443,124
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(a)(d)	279,242
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(a)(d)	222,532
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	356,635
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(d)	903,163
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,332,559
	JPMorgan Chase Commercial Mortgage Securities Trust(a)(d)
	Series 2012-C8 Class C
120,000	4.77%, 10/15/2045	119,530
	Series 2012-LC9 Class C
725,000	4.36%, 12/15/2047	714,287
	Legacy Mortgage Asset Trust(a)
	Series 2020-GS5 Class A1
107,694	3.25%, 06/25/2060(b)	106,112
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	813,185
	Series 2021-GS2 Class A1
463,561	1.75%, 04/25/2061(b)	435,387
	Series 2021-GS4 Class A1
201,978	1.65%, 11/25/2060(b)	187,746
Principal Amount		Fair Value
Non-Agency — (continued)
$ 600,000	Med Trust(a)(c) Series 2021-MDLN Class C 3.80%, 11/15/2038 1-mo. LIBOR + 1.80%	$ 574,362
	Mill City Mortgage Loan Trust(a)(d)
	Series 2019-1 Class M1
479,117	3.50%, 10/25/2069	449,985
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	116,666
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	666,466
100,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust(a) Series 2012-CKSV Class A2 3.28%, 10/15/2030	99,015
	Morgan Stanley Bank of America Merrill Lynch Trust(d)
	Series 2013-C11 Class B
195,000	4.35%, 08/15/2046	140,669
	Series 2013-C12 Class C
65,000	4.76%, 10/15/2046	61,313
	Series 2016-C30 Class C
785,000	4.10%, 09/15/2049	692,888
	Preston Ridge Partners Mortgage LLC(a)
	Series 2021-1 Class A1
597,335	2.12%, 01/25/2026(d)	568,192
	Series 2021-10 Class A1
744,325	2.49%, 10/25/2026(b)	700,004
	Series 2021-2 Class A1
255,062	2.12%, 03/25/2026(d)	243,063
	Series 2021-3 Class A1
769,446	1.87%, 04/25/2026(b)	726,364
	Series 2021-4 Class A1
153,109	1.87%, 04/25/2026(b)	144,716
	Series 2021-5 Class A1
709,979	1.79%, 06/25/2026(b)	665,914
	Series 2021-8 Class A1
646,884	1.74%, 09/25/2026(d)	601,034
	Series 2021-9 Class A1
827,397	2.36%, 10/25/2026(b)	778,656
840,000	RBS Commercial Funding Inc Trust(a)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	825,529
760,000	Toorak Mortgage Corp Ltd(a)(b) Series 2021-1 Class A1 2.24%, 06/25/2024	712,322
	Towd Point Mortgage Trust(a)(d)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	275,376

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-1 Class M1
$ 260,000	3.75%, 10/25/2056	$ 253,068
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	97,324
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	185,269
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	604,393
	Series 2019-4 Class A1
523,816	2.90%, 10/25/2059	508,546
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	126,834
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	91,688
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	110,507
100,000	UBS Commercial Mortgage Trust(d) Series 2018-C14 Class C 5.27%, 12/15/2051	86,935
110,000	UBS-Barclays Commercial Mortgage Trust(a)(d) Series 2012-C2 Class BEC 4.70%, 05/10/2063	104,173
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
210,000	4.30%, 07/15/2046(d)	196,573
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,263,230
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	140,167
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class C
240,000	4.69%, 06/15/2045(d)	170,400
	Series 2013-C15 Class B
770,000	4.52%, 08/15/2046(d)	730,943
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	230,491
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	55,556
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(d)	287,230
		31,752,026
U.S. Government Agency — 32.04%
4,271,495	Federal Home Loan Morgage Corp 2.50%, 03/01/2037	4,160,211
	Federal Home Loan Mortgage Corp
6,949	2.50%, 01/01/2029	6,850
64,467	3.00%, 11/01/2034	64,603
19,691	2.50%, 06/01/2035	19,190
171,052	2.00%, 09/01/2035	162,794
127,642	2.00%, 10/01/2035	121,483
319,018	2.00%, 12/01/2035	303,621
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 43,666	3.00%, 09/01/2036	$ 43,682
9,541,804	2.50%, 03/01/2037	9,297,199
2,827,453	2.50%, 04/01/2037	2,762,141
3,848,707	2.00%, 01/01/2042	3,559,931
3,819,031	2.50%, 01/01/2042	3,637,180
4,343,264	2.50%, 04/01/2042	4,136,517
46,536	3.00%, 12/01/2046	45,522
38,445	4.00%, 05/01/2047	39,347
24,309	4.50%, 10/01/2047	25,111
32,488	4.00%, 02/01/2048	33,150
3,381	4.50%, 06/01/2048	3,477
8,320	4.00%, 10/01/2048	8,495
9,825	3.50%, 09/01/2049	9,815
564,725	3.50%, 10/01/2049	563,830
14,359	3.00%, 11/01/2049	13,913
4,543,004	3.00%, 02/01/2051	4,404,032
758,096	2.00%, 05/01/2051	683,414
4,756,197	3.00%, 07/01/2051	4,622,783
4,850,296	3.00%, 09/01/2051	4,712,740
3,705,303	2.50%, 10/01/2051	3,460,364
3,649,815	2.50%, 01/01/2052	3,407,598
12,192,385	2.50%, 02/01/2052	11,391,627
8,853,020	3.00%, 04/01/2052	8,547,418
18,778,562	3.50%, 04/01/2052	18,631,550
20,468,069	3.50%, 05/01/2052	20,312,702
4,550,000	3.00%, 06/01/2052	4,405,737
4,664,515	3.50%, 06/01/2052	4,633,825
9,236,480	4.00%, 06/01/2052	9,327,148
4,370,000	4.50%, 07/01/2052	4,464,283
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
2,585,914	3.02%, 01/25/2025	2,565,512
	Series K050 Class A2
2,300,000	3.33%, 08/25/2025(d)	2,305,658
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	1,959,883
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	648,039
	Series K061 Class A2
4,380,000	3.35%, 11/25/2026(d)	4,403,924
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	2,079,209
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,517,902
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	889,838
	Series K064 Class A1
1,531,813	2.89%, 10/25/2026	1,527,116
	Series K064 Class A2
505,000	3.22%, 03/25/2027	505,319
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,498,121
	Series K067 Class A2
75,000	3.19%, 07/25/2027	75,060
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,305,599

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K069 Class AM
$ 2,500,000	3.25%, 09/25/2027(d)	$ 2,488,287
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	2,765,938
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,643,355
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,319,177
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	101,050
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	2,807,253
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,399,337
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	2,072,522
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,584,266
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,325,547
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,564,654
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(d)	2,311,311
	Series K095 Class A1
28,514	2.63%, 11/25/2028	28,037
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,187,790
	Series K740 Class A2
750,000	1.47%, 09/25/2027	691,035
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
4,184,353	3.50%, 09/15/2047	4,247,084
	Series 5238 Class BC
4,528,947	4.00%, 09/25/2049	4,602,191
645,094	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2022-DNA3 Class M1A 3.51%, 04/25/2042 1-mo. SOFR + 2.00%	641,868
	Federal National Mortgage Association
267,444	3.00%, 10/01/2033	267,995
4,430,132	4.00%, 02/01/2034	4,527,832
21,586	3.00%, 06/01/2034	21,631
23,318	3.00%, 07/01/2034	23,367
7,728	3.00%, 10/01/2034	7,744
19,375	3.00%, 11/01/2034	19,383
323,204	2.00%, 10/01/2035	307,607
313,565	2.00%, 11/01/2035	298,429
317,801	2.00%, 12/01/2035	302,462
331,606	2.00%, 01/01/2036	316,418
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,255,813	2.00%, 11/01/2036	$ 4,061,877
7,874,445	2.00%, 02/01/2037	7,503,841
3,842,585	2.50%, 02/01/2037	3,741,725
12,244,425	2.00%, 03/01/2037	11,674,419
3,524,777	2.50%, 03/01/2037	3,433,646
7,939,776	2.50%, 04/01/2037	7,732,531
9,312,118	3.00%, 05/01/2037	9,274,314
2,897,235	3.00%, 06/01/2037	2,878,378
4,035,342	2.50%, 02/01/2042	3,842,059
4,346,064	2.50%, 04/01/2042	4,125,837
8,682,054	2.50%, 03/01/2047	8,132,003
5,691,516	3.50%, 07/01/2047	5,748,422
27,564	4.00%, 09/01/2047	28,163
8,900	3.50%, 03/01/2048	8,916
6,298	4.00%, 06/01/2048	6,417
4,713,661	3.00%, 01/01/2049	4,626,665
6,832	3.00%, 12/01/2049	6,610
6,234	3.00%, 01/01/2050	6,054
31,090	2.50%, 05/01/2050	29,075
298,763	2.50%, 06/01/2050	279,373
163,827	2.50%, 07/01/2050	153,192
19,183	2.50%, 08/01/2050	17,933
691,224	2.00%, 05/01/2051	623,235
10,765,457	2.00%, 10/01/2051	9,703,679
24,703,796	2.50%, 10/01/2051	23,057,478
12,275,191	2.50%, 01/01/2052	11,469,903
8,325,886	3.50%, 01/01/2052	8,284,484
20,879,673	2.50%, 02/01/2052	19,517,879
8,654,924	2.50%, 03/01/2052	8,098,341
25,440,716	3.00%, 03/01/2052	24,654,048
4,518,827	3.50%, 03/01/2052	4,513,497
16,059,021	3.00%, 04/01/2052	15,541,515
17,540,102	3.50%, 04/01/2052	17,444,173
4,609,605	3.00%, 05/01/2052	4,456,601
9,036,261	3.50%, 05/01/2052	8,962,342
9,451,766	4.00%, 05/01/2052	9,525,048
23,163,037	4.00%, 06/01/2052	23,350,146
4,350,000	4.00%, 07/01/2052	4,382,776
4,370,000	4.50%, 07/01/2052	4,467,738
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,447,269
	Series 2017-M1 Class A2
2,045,169	2.41%, 10/25/2026(d)	1,980,964
	Series 2018-M2 Class A2
2,191,794	2.90%, 01/25/2028(d)	2,175,361
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
4,483,597	4.00%, 03/25/2047	4,579,178
	Series 2022-42 Class BA
4,530,506	4.00%, 06/25/2050	4,573,420

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association
$ 22,162	3.50%, 04/20/2047	$ 22,301
13,497	4.00%, 04/20/2047	13,766
21,930	3.00%, 02/20/2048	21,535
28,774	3.50%, 02/20/2048	28,936
	Uniform Mortgage-Backed Security(i)
60,200,000	4.00%, TBA	60,603,123
4,371,000	4.50%, TBA	4,446,980
		558,435,199
TOTAL MORTGAGE-BACKED SECURITIES — 33.86% (Cost $607,044,594)		$590,187,225
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,380,000	0.13%, 01/31/2023(j)	13,197,593
7,070,000	0.13%, 03/31/2023	6,938,542
7,650,000	0.13%, 04/30/2023	7,488,334
11,880,000	0.13%, 07/31/2023	11,547,731
22,905,000	0.25%, 09/30/2023	22,197,271
3,740,000	0.50%, 11/30/2023	3,620,057
8,795,000	0.88%, 01/31/2024	8,525,653
3,000,000	2.50%, 01/31/2024	2,979,844
17,350,000	2.75%, 02/15/2024	17,294,426
17,910,000	1.50%, 02/29/2024	17,509,124
20,000,000	0.38%, 08/15/2024	19,001,562
20,100,000	0.38%, 09/15/2024	19,062,023
15,650,000	2.75%, 02/28/2025	15,604,762
3,620,000	2.75%, 06/30/2025	3,612,364
14,550,000	2.88%, 07/31/2025	14,567,051
20,100,000	0.75%, 08/31/2026	18,555,598
29,200,000	2.63%, 05/31/2027	29,104,187
21,400,000	2.75%, 05/31/2029	21,440,125
16,940,000	1.88%, 02/15/2032	15,812,431
18,150,000	1.13%, 08/15/2040	12,885,082
7,400,000	1.75%, 08/15/2041	5,781,250
34,670,000	2.00%, 11/15/2041	28,304,805
4,500,000	2.38%, 02/15/2042	3,919,219
1,300,000	3.25%, 05/15/2042	1,301,422
5,000,000	2.50%, 02/15/2045	4,334,766
3,525,000	2.00%, 02/15/2050	2,800,998
12,180,000	1.25%, 05/15/2050	7,949,829
3,750,000	1.63%, 11/15/2050	2,702,930
11,400,000	2.00%, 08/15/2051	9,033,164
4,700,000	1.88%, 11/15/2051	3,616,797
33,980,000	2.25%, 02/15/2052(e)	28,654,697
4,200,000	2.88%, 05/15/2052	4,062,187
TOTAL U.S. TREASURY BONDS AND NOTES — 21.99% (Cost $408,735,263)		$383,405,824
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.02%
6,192	Newmont Corp	$ 280,374
Communications — 0.58%
285,795	Altice USA Inc Class A(k)	3,003,705
8,820	Cisco Systems Inc	400,163
13,396	Comcast Corp Class A	502,618
43,758	T-Mobile US Inc(k)	6,260,020
		10,166,506
Consumer, Cyclical — 0.10%
1,528	Cummins Inc	338,162
1,056	Home Depot Inc	317,793
5,975	Starbucks Corp	506,560
3,764	Walmart Inc	497,036
		1,659,551
Consumer, Non-Cyclical — 0.25%
2,857	Abbott Laboratories	310,956
4,035	AbbVie Inc	579,063
650	Anthem Inc	310,115
5,368	Bristol-Myers Squibb Co	396,051
515	Clarivate PLC(k)	7,462
7,721	Coca-Cola Co	495,457
3,658	Johnson & Johnson	638,394
7,938	Merck & Co Inc	709,181
3,647	Procter & Gamble Co	506,605
372	Thermo Fisher Scientific Inc	222,608
473	UnitedHealth Group Inc	256,527
		4,432,419
Energy — 0.05%
1,763	Pioneer Natural Resources Co	417,743
10,464	Williams Cos Inc	356,718
		774,461
Financial — 0.08%
1,884	American Tower Corp REIT	510,244
786	BlackRock Inc	525,975
4,607	Morgan Stanley	388,370
		1,424,589
Industrial — 0.10%
1,010	Deere & Co	346,612
303	L3Harris Technologies Inc	72,711
1,243	Lockheed Martin Corp	514,366
1,969	Union Pacific Corp	447,554
2,225	United Parcel Service Inc Class B	433,630
		1,814,873
Technology — 0.13%
1,317	Accenture PLC Class A	403,344

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
2,942	Apple Inc	$ 478,104
504	Broadcom Inc	269,882
4,854	Microchip Technology Inc	334,247
1,839	Microsoft Corp	516,281
2,137	QUALCOMM Inc	309,993
		2,311,851
Utilities — 0.06%
3,686	Duke Energy Corp	405,202
6,533	NextEra Energy Inc	551,973
		957,175
TOTAL COMMON STOCK — 1.37% (Cost $24,314,407)		$23,821,799
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
2,541	2020 Cash Mandatory Exchangeable Trust 5.25%(a)	3,046,252
Energy — 0.00%(l)
396	El Paso Energy Capital Trust I 4.75%	18,216
Financial — 0.23%
1,596	Bank of America Corp 7.25%	2,001,352
1,539	Wells Fargo & Co 7.50%	1,956,531
		3,957,883
Technology — 0.04%
11,140	Clarivate PLC 5.25%	668,049
TOTAL CONVERTIBLE PREFERRED STOCK — 0.44% (Cost $8,434,159)		$7,690,400
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.52%
$9,000,000	Federal Home Loan Bank(h) 2.08%, 08/01/2022	8,998,975
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — 3.93%
$68,600,000	U.S. Treasury Bills(h) 1.90%, 08/23/2022	$ 68,513,088
Repurchase Agreements — 1.38%
5,733,344	Repurchase agreement (principal amount/value $5,973,433 with a maturity value of $5,974,578) with Citibank NA, 2.30%, dated 7/31/22 to be repurchased at $5,733,344 on 8/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 6.00%, 12/1/22 - 1/1/49, with a value of $6,116,403.(m)	5,733,344
5,733,344	Undivided interest of 85.15% in a repurchase agreement (principal amount/value $6,973,433 with a maturity value of $6,974,770) with Bank of America Securities Inc, 2.30%, dated 7/31/22 to be repurchased at $5,733,344 on 8/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.50%, 7/1/43 - 7/1/52, with a value of $7,112,902.(m)	5,733,344
5,733,344	Undivided interest of 85.15% in a repurchase agreement (principal amount/value $6,973,433 with a maturity value of $6,974,770) with RBC Capital Markets Corp, 2.30%, dated 7/31/22 to be repurchased at $5,733,344 on 8/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/25/22 - 5/20/52, with a value of $7,112,902.(m)	5,733,344
5,733,344	Undivided interest of 90.27% in a repurchase agreement (principal amount/value $6,591,515 with a maturity value of $6,592,751) with JP Morgan Securities, 2.25%, dated 7/31/22 to be repurchased at $5,733,344 on 8/1/22 collateralized by U.S. Treasury securities, 0.25% - 2.75%, 2/28/25 - 4/30/27, with a value of $6,723,345.(m)	5,733,344

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,141,173	Undivided interest of 98.53% in a repurchase agreement (principal amount/value $1,207,138 with a maturity value of $1,207,364) with HSBC Securities (USA) Inc, 2.25%, dated 7/31/22 to be repurchased at $1,141,173 on 8/1/22 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 9/20/22 - 11/15/51, with a value of $1,231,281.(m)	$ 1,141,173
		24,074,549
TOTAL SHORT TERM INVESTMENTS — 5.83% (Cost $101,586,612)		$101,586,612
TOTAL INVESTMENTS — 104.33% (Cost $1,952,186,182)		$1,818,584,555
OTHER ASSETS & LIABILITIES, NET — (4.33)%		$(75,430,903)
TOTAL NET ASSETS — 100.00%		$1,743,153,652
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at July 29, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 29, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at July 29, 2022.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in default.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
At July 29, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Ultra Futures	111	USD	14,568,750	September 2022	$960,806
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 29, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 29, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

July 29, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$177,333,813	$—	$177,333,813
Corporate Bonds and Notes	—	503,163,417	—	503,163,417
Convertible Bonds	—	24,581,508	—	24,581,508
Foreign Government Bonds and Notes	—	6,813,957	—	6,813,957
Mortgage-Backed Securities	—	590,187,225	—	590,187,225
U.S. Treasury Bonds and Notes	—	383,405,824	—	383,405,824
Common Stock	23,821,799	—	—	23,821,799
Convertible Preferred Stock
Communications	3,046,252	—	—	3,046,252
Energy	18,216	—	—	18,216
Financial	3,957,883	—	—	3,957,883
Technology	—	668,049	—	668,049
	7,022,351	668,049	—	7,690,400
Short Term Investments	—	101,586,612	—	101,586,612
Total investments, at fair value:	30,844,150	1,787,740,405	—	1,818,584,555
Other Financial Investments:
Futures Contracts(a)	960,806	—	—	960,806
Total Assets	$31,804,956	$1,787,740,405	$—	$1,819,545,361
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

July 29, 2022

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 89 futures contracts for the reporting period.
1.  SUBSEQUENT EVENTS
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Core Strategies: Flexible Bond Fund changed its name to the Empower Core Strategies: Flexible Bond Fund on August 1, 2022.

July 29, 2022